PRIVATE LOANS - Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 1,198	$ 1,144
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	20	4
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	29	17
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	272	395
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 877	$ 728